Lease	12 Months Ended
Aug. 31, 2023
Lease
Lease

NOTE 7 – Lease

On February 26, 2021, the Korean Subsidiary entered into an apartment lease for the purposes of housing foreign personnel, which lease was terminated in November of 2022. The apartment lease provided for a term of one year beginning March 7, 2021, monthly rent of approximately $950 and a security deposit of approximately $8,700.

In September 2020, the Korean Subsidiary entered a lease for office space, which lease was terminated in December of 2022. The office lease provided for an initial term of one-year from September 23, 2020 through September 23, 2021, which was been renewed for an additional year, monthly rent of approximately $1,200 and a security deposit of approximately $13,000.

The Company’s policy is to record all leases with a term of less than one year as an operating lease with rent expensed recorded on a straight-line basis and to not recognize lease assets or lease liabilities.

As of May 31, 2023, the Company had not entered into any leases other than those described above which have not yet commenced and would entitle the Company to significant rights or create additional obligations.